Investment Strategy	Jan. 16, 2026
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to two different asset classes, a traditional asset class (large-cap U.S. equities) and a modern digital asset class (bitcoin). The Fund also seeks to generate option premiums through options strategies designed to seek to generate income while minimizing return of capital.

The Fund is a combination of two beta strategies, each targeting a beta of 1.0 to its underlying reference asset, and each with a unique options premium strategy overlay which is designed to both generate options premium income while also contributing to the target beta exposure. Note that the options premium overlay strategy may at times cause underperformance to the beta targets in exchange for the options premiums received.

The Fund uses leverage to “stack” the total return of the Fund’s large-cap U.S. equities exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums) with the total returns of the Fund’s bitcoin exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums). Essentially, one dollar invested in the Fund provides concurrent exposure to these strategies in an amount that exceeds the one dollar invested, essentially “stacking” the total return generated by each strategy, which includes the income generated from the options premiums.

Beta Strategies

On average, the Fund intends to target a beta of 1.0 to large-cap U.S. equities and a beta of 1.0 to bitcoin (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta, however, is expected to fluctuate and will generally fall within a range of 0.8 to 1.2 for each asset class.

Beta: If the Fund achieves a beta of 1.0 to each asset class over a particular month, the performance of the Fund would be expected to closely match the combined price return of bitcoin and performance of large-cap U.S. equities over that period. A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class.

Equity Strategy

To seek its targeted equity beta levels, the Fund seeks to capture the performance of large-cap U.S. stocks (“Equity Strategy”). To do so, the Fund may invest in large-cap equity index futures, ETFs providing exposure to large-cap equity indices and options on such ETFs, and large-cap equity index swaps. With respect to the ETFs selected, low-cost ETFs that have ample liquidity will be favored.

Bitcoin Strategy

To seek its targeted bitcoin beta levels, the Fund seeks to capture the price return of bitcoin (“Bitcoin Strategy”). To do so, the Fund will invest in bitcoin futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to bitcoin, and options and swaps on such ETFs/ETPs or on bitcoin-related indices (i.e., indices comprised of, or designed to track the performance of, bitcoin or bitcoin exposure). With respect to the ETFs and ETPs selected, low-cost bitcoin ETFs and ETPs that have ample liquidity will be favored.

The Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

Use of Derivatives

Through the Fund’s use of derivatives, the Fund provides leveraged exposure to a combination of large-cap U.S. equities and bitcoin.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF, ETP, or a related index. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF and ETP investments may include leveraged ETFs and ETPs (i.e., ETFs and ETPs that seek to provide amplified long exposure to a reference asset).

Options Premium Strategies

While targeting beta exposures, the Fund seeks to generate option premiums. The Fund primarily does so through the use of options strategies involving options contracts on certain of its holdings selected in accordance with the Equity Strategy and Bitcoin Strategy (the “Underlying Securities”).

The Fund collects options premiums from selling (writing) options. Generally speaking, the Fund sells (writes) options on the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Cayman Subsidiary:

The Fund intends to gain exposure to certain investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., bitcoin futures), by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Fund’s investment sub-advisers, Convexitas and Quantify Chaos Advisors, LLC (“Quantify). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

Unlike the Fund, the Subsidiary may invest without limitation in these investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify, an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to large-cap U.S. equities and bitcoin. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta targets for each asset class. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

It is expected that one or more ETPs utilized by the Fund to implement its strategies will not be registered as an investment company subject to the 1940 Act. This subjects the Fund to certain risks as described further in the section below titled “Principal Investment Risks.”

Please be aware that with respect to the Fund’s concurrent exposure to large-cap U.S. equities and bitcoin:

●	These asset classes may be correlated or uncorrelated depending on market conditions;

●	The pairing of these asset classes may increase volatility relative to single-asset strategies; and
●	There is no assurance of diversification benefits.

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.

2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.

3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.

4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.

5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to large-cap U.S. equities and bitcoin.
IncomeSTKd 1x US Stocks & 1x Gold Premium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to two different traditional asset classes, large-cap U.S. equities and gold. The Fund also seeks to generate option premiums through options strategies designed to seek to generate income while minimizing return of capital.

The Fund is a combination of two beta strategies, each targeting a beta of 1.0 to its underlying reference asset, and each with a unique options premium strategy overlay which is designed to both generate options premium income while also contributing to the target beta exposure. Note that the options premium overlay strategy may at times cause underperformance to the beta targets in exchange for the options premiums received.

The Fund uses leverage to “stack” the total return of the Fund’s large-cap U.S. equities exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums) with the total returns of the Fund’s gold exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums). Essentially, one dollar invested in the Fund provides concurrent exposure to these strategies in an amount that exceeds the one dollar invested, essentially “stacking” the total return generated by each strategy, which includes the income generated from the options premiums.

Beta Strategies

On average, the Fund intends to target a beta of 1.0 to large-cap U.S. equities and a beta of 1.0 to gold (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta, however, is expected to fluctuate and will generally fall within a range of 0.8 to 1.2 for each asset class.

Beta: If the Fund achieves a beta of 1.0 to each asset class over a particular month, the performance of the Fund would be expected to closely match the combined performance of gold and performance of large-cap U.S. equities over that period. A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class.

Equity Strategy

To seek its targeted equity beta levels, the Fund seeks to capture the performance of large-cap U.S. stocks (“Equity Strategy”). To do so, the Fund may invest in large-cap equity index futures, ETFs providing exposure to large-cap equity indices and options on such ETFs, and large-cap equity index swaps. With respect to the ETFs selected, low-cost ETFs that have ample liquidity will be favored.

Gold Strategy

To seek its targeted gold beta levels, the Fund seeks to capture the performance of gold (“Gold Strategy”). To do so, the Fund will invest in gold futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to gold, and options and swaps on such ETFs/ETPs or on gold-related indices (i.e., indices comprised of, or designed to track the performance of, gold or gold exposure). With respect to the ETFs and ETPs selected, low-cost gold ETFs and ETPs that have ample liquidity will be favored.

Use of Derivatives

Through the Fund’s use of derivatives, the Fund provides leveraged exposure to a combination of large-cap U.S. equities and gold.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF, ETP, or a related index. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF and ETP investments may include leveraged ETFs and ETPs (i.e., ETFs and ETPs that seek to provide amplified long exposure to a reference asset).

Options Premium Strategies

While targeting beta exposures, the Fund seeks to generate option premiums. The Fund primarily does so through the use of options strategies involving options contracts on certain of its holdings selected in accordance with the Equity Strategy and Gold Strategy (the “Underlying Securities”).

The Fund collects options premiums from selling (writing) options. Generally speaking, the Fund sells (writes) options on the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Cayman Subsidiary

The Fund intends to gain exposure to certain investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., gold futures), by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Fund’s investment sub-advisers, Convexitas and Quantify Chaos Advisors, LLC (“Quantify). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

Unlike the Fund, the Subsidiary may invest without limitation in these investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify, an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to large-cap U.S. equities and gold. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta targets for each asset class. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

It is expected that one or more ETPs utilized by the Fund to implement its strategies will not be registered as an investment company subject to the 1940 Act. This subjects the Fund to certain risks as described further in the section below titled “Principal Investment Risks.”

Please be aware that with respect to the Fund’s concurrent exposure to large-cap U.S. equities and gold:

●	These asset classes may be correlated or uncorrelated depending on market conditions;

●	The pairing of these asset classes may increase volatility relative to single-asset strategies; and

●	There is no assurance of diversification benefits

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to large-cap U.S. equities and gold.
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to two different asset classes, a modern digital asset class (bitcoin), and a traditional asset class (gold). The Fund also seeks to generate option premiums through options strategies designed to seek to generate income while minimizing return of capital.

The Fund is a combination of two beta strategies, each targeting a beta of 1.0 to its underlying reference asset, and each with a unique options premium strategy overlay which is designed to both generate options premium income while also contributing to the target beta exposure. Note that the options premium overlay strategy may at times cause underperformance to the beta targets in exchange for the options premiums received.

The Fund uses leverage to “stack” the total return of the Fund’s bitcoin exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums) with the total returns of the Fund’s gold exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums). Essentially, one dollar invested in the Fund provides concurrent exposure to these strategies in an amount that exceeds the one dollar invested, essentially “stacking” the total return generated by each strategy, which includes the income generated from the options premiums.

Beta Strategies

On average, the Fund intends to target a beta of 1.0 to bitcoin and a beta of 1.0 to gold (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta, however, is expected to fluctuate and will generally fall within a range of 0.8 to 1.2 for each asset class.

Beta: If the Fund achieves a beta of 1.0 to each asset class over a particular month, the performance of the Fund would be expected to closely match the combined price return of bitcoin and performance of gold over that period. A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class.

Bitcoin Strategy

To seek its targeted bitcoin beta levels, the Fund seeks to capture the price return of bitcoin (“Bitcoin Strategy”). To do so, the Fund will invest in bitcoin futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to bitcoin, and options and swaps on such ETFs/ETPs or on bitcoin-related indices (i.e., indices comprised of, or designed to track the performance of, bitcoin or bitcoin exposure). With respect to the ETFs and ETPs selected, low-cost bitcoin ETFs and ETPs that have ample liquidity will be favored.

Gold Strategy

To seek its targeted gold beta levels, the Fund seeks to capture the performance of gold (“Gold Strategy”). To do so, the Fund will invest in gold futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to gold, and options and swaps on such ETFs/ETPs or on gold-related indices (i.e., indices comprised of, or designed to track the performance of, gold or gold exposure). With respect to the ETFs and ETPs selected, low-cost gold ETFs and ETPs that have ample liquidity will be favored.

Use of Derivatives

Through the Fund’s use of derivatives, the Fund provides leveraged exposure to a combination of bitcoin and gold.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF, ETP, or a related index. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF and ETP investments may include leveraged ETFs and ETPs (i.e., ETFs and ETPs that seek to provide amplified long exposure to a reference asset).

Options Premium Strategies

While targeting beta exposures, the Fund seeks to generate option premiums. The Fund primarily does so through the use of options strategies involving options contracts on certain of its holdings selected in accordance with the Bitcoin Strategy and Gold Strategy (the “Underlying Securities”).

The Fund collects options premiums from selling (writing) options. Generally speaking, the Fund sells (writes) options on the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Cayman Subsidiary

The Fund intends to gain exposure to certain investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., bitcoin futures, gold futures), by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Fund’s investment sub-advisers, Convexitas and Quantify Chaos Advisors, LLC (“Quantify). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

Unlike the Fund, the Subsidiary may invest without limitation in these investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify, an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and gold. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta targets for each asset class. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

It is expected that one or more ETPs utilized by the Fund to implement its strategies will not be registered as an investment company subject to the 1940 Act. This subjects the Fund to certain risks as described further in the section below titled “Principal Investment Risks.”

Please be aware that with respect to the Fund’s concurrent exposure to bitcoin and gold:

●	These asset classes may be correlated or uncorrelated depending on market conditions;

●	The pairing of these asset classes may increase volatility relative to single-asset strategies; and

●	There is no assurance of diversification benefits.

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.

2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.

3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.

4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.

5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and gold.
IncomeSTKd 1x Treasury & 1x Gold Premium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to two different traditional asset classes, U.S. Treasury securities and gold. The Fund also seeks to generate option premiums through options strategies designed to seek to generate income while minimizing return of capital.

The Fund is a combination of two beta strategies, each targeting a beta of 1.0 to its underlying reference asset, and each with a unique options premium strategy overlay which is designed to both generate options premium income while also contributing to the target beta exposure. Note that the options premium overlay strategy may at times cause underperformance to the beta targets in exchange for the options premiums received.

The Fund uses leverage to “stack” the total return of the Fund’s U.S. Treasury securities exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums) with the total returns of the Fund’s gold exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums). Essentially, one dollar invested in the Fund provides concurrent exposure to these strategies in an amount that exceeds the one dollar invested, essentially “stacking” the total return generated by each strategy, which includes the income generated from the options premiums.

Beta Strategies

On average, the Fund intends to target a beta of 1.0 to U.S. Treasury securities and a beta of 1.0 to gold (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta, however, is expected to fluctuate and will generally fall within a range of 0.8 to 1.2 for each asset class.

Beta: If the Fund achieves a beta of 1.0 to each asset class over a particular month, the performance of the Fund would be expected to closely match the combined performance of gold and performance of U.S. Treasury securities over that period. A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class.

U.S. Treasury Strategy

To seek its targeted U.S. Treasury securities beta levels, the Fund seeks to capture the performance of U.S. Treasury securities (“U.S. Treasury Strategy”). To do so, the Fund may obtain such exposure through investments in US. Treasury futures contracts, ETFs that principally invest in U.S. Treasury securities and options on such ETFs, and swaps on U.S. Treasury securities or U.S. Treasury security indices. With respect to the ETFs selected, low-cost ETFs that have ample liquidity will be favored. The U.S. Treasury Strategy will generally have an average duration of at least 10 years.

Gold Strategy

To seek its targeted gold beta levels, the Fund seeks to capture the performance of gold (“Gold Strategy”). To do so, the Fund will invest in gold futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to gold, and options and swaps on such ETFs/ETPs or on gold-related indices (i.e., indices comprised of, or designed to track the performance of, gold or gold exposure). With respect to the ETFs and ETPs selected, low-cost gold ETFs and ETPs that have ample liquidity will be favored.

Use of Derivatives

Through the Fund’s use of derivatives, the Fund provides leveraged exposure to a combination of U.S. Treasury securities and gold.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF, ETP, or a related index. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF and ETP investments may include leveraged ETFs and ETPs (i.e., ETFs and ETPs that seek to provide amplified long exposure to a reference asset).

Options Premium Strategies

While targeting beta exposures, the Fund seeks to generate option premiums. The Fund primarily does so through the use of options strategies involving options contracts on certain of its holdings selected in accordance with the U.S. Treasury Strategy and Gold Strategy (the “Underlying Securities”).

The Fund collects options premiums from selling (writing) options. Generally speaking, the Fund sells (writes) options on the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Cayman Subsidiary

The Fund intends to gain exposure to certain investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., gold futures), by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Fund’s investment sub-advisers, Convexitas and Quantify Chaos Advisors, LLC (“Quantify). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

Unlike the Fund, the Subsidiary may invest without limitation in these investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify, an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to U.S. Treasury securities and gold. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta targets for each asset class. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

It is expected that one or more ETPs utilized by the Fund to implement its strategies will not be registered as an investment company subject to the 1940 Act. This subjects the Fund to certain risks as described further in the section below titled “Principal Investment Risks.”

Please be aware that with respect to the Fund’s concurrent exposure to U.S. Treasury securities and gold:

●	These asset classes may be correlated or uncorrelated depending on market conditions;

●	The pairing of these asset classes may increase volatility relative to single-asset strategies; and

●	There is no assurance of diversification benefits.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to U.S. Treasury securities and gold.
IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to two different asset classes, a modern digital asset class (bitcoin) and a traditional asset class (U.S. Treasury securities). The Fund also seeks to generate option premiums through options strategies designed to seek to generate income while minimizing return of capital.

The Fund is a combination of two beta strategies, each targeting a beta of 1.0 to its underlying reference asset, and each with a unique options premium strategy overlay which is designed to both generate options premium income while also contributing to the target beta exposure. Note that the options premium overlay strategy may at times cause underperformance to the beta targets in exchange for the options premiums received.

The Fund uses leverage to “stack” the total return of the Fund’s bitcoin exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums) with the total returns of the Fund’s U.S. Treasury securities exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums). Essentially, one dollar invested in the Fund provides concurrent exposure to these strategies in an amount that exceeds the one dollar invested, essentially “stacking” the total return generated by each strategy, which includes the income generated from the options premiums.

Beta Strategies

On average, the Fund intends to target a beta of 1.0 to bitcoin and a beta of 1.0 to U.S. Treasury securities (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta, however, is expected to fluctuate and will generally fall within a range of 0.8 to 1.2 for each asset class.

Beta: If the Fund achieves a beta of 1.0 to each asset class over a particular month, the performance of the Fund would be expected to closely match the combined price return of bitcoin and performance of U.S. Treasury securities over that period. A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class.

Bitcoin Strategy

To seek its targeted bitcoin beta levels, the Fund seeks to capture the price return of bitcoin (“Bitcoin Strategy”). To do so, the Fund will invest in bitcoin futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to bitcoin, and options and swaps on such ETFs/ETPs or on bitcoin-related indices (i.e., indices comprised of, or designed to track the performance of, bitcoin or bitcoin exposure). With respect to the ETFs and ETPs selected, low-cost bitcoin ETFs and ETPs that have ample liquidity will be favored.

U.S. Treasury Strategy

To seek its targeted U.S. Treasury securities beta levels, the Fund seeks to capture the performance of U.S. Treasury securities (“U.S. Treasury Strategy”). To do so, the Fund may obtain such exposure through investments in US. Treasury futures contracts, ETFs that principally invest in U.S. Treasury securities and options on such ETFs, and swaps on U.S. Treasury securities or U.S. Treasury security indices. With respect to the ETFs selected, low-cost ETFs that have ample liquidity will be favored. The U.S. Treasury Strategy will generally have an average duration of at least 10 years.

Use of Derivatives

Through the Fund’s use of derivatives, the Fund provides leveraged exposure to a combination of bitcoin and U.S. Treasury securities.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF, ETP, or a related index. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF and ETP investments may include leveraged ETFs and ETPs (i.e., ETFs and ETPs that seek to provide amplified long exposure to a reference asset).

Options Premium Strategies

While targeting beta exposures, the Fund seeks to generate option premiums. The Fund primarily does so through the use of options strategies involving options contracts on certain of its holdings selected in accordance with the Bitcoin Strategy and U.S. Treasury Strategy (the “Underlying Securities”).

The Fund collects options premiums from selling (writing) options. Generally speaking, the Fund sells (writes) options on the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Cayman Subsidiary

The Fund intends to gain exposure to certain investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., bitcoin futures), by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Fund’s investment sub-advisers, Convexitas and Quantify Chaos Advisors, LLC (“Quantify). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

Unlike the Fund, the Subsidiary may invest without limitation in these investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify, an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and U.S. Treasury securities. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta targets for each asset class. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

It is expected that one or more ETPs utilized by the Fund to implement its strategies will not be registered as an investment company subject to the 1940 Act. This subjects the Fund to certain risks as described further in the section below titled “Principal Investment Risks.”

Please be aware that with respect to the Fund’s concurrent exposure to bitcoin and U.S. Treasury securities:

●	These asset classes may be correlated or uncorrelated depending on market conditions;

●	The pairing of these asset classes may increase volatility relative to single-asset strategies; and

●	There is no assurance of diversification benefits.

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.

2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.

3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.

4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.

5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and U.S. Treasury securities.
IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to two different traditional asset classes, large-cap U.S. equities and U.S. Treasury securities. The Fund also seeks to generate option premiums through options strategies designed to seek to generate income while minimizing return of capital.

The Fund is a combination of two beta strategies, each targeting a beta of 1.0 to its underlying reference asset, and each with a unique options premium strategy overlay which is designed to both generate options premium income while also contributing to the target beta exposure. Note that the options premium overlay strategy may at times cause underperformance to the beta targets in exchange for the options premiums received.

The Fund uses leverage to “stack” the total return of the Fund’s large-cap U.S. equities exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums) with the total returns of the Fund’s U.S. Treasury securities exposures (which includes the use of options on certain of these holdings to seek to generate income from options premiums). Essentially, one dollar invested in the Fund provides concurrent exposure to these strategies in an amount that exceeds the one dollar invested, essentially “stacking” the total return generated by each strategy, which includes the income generated from the options premiums.

Beta Strategies

On average, the Fund intends to target a beta of 1.0 to large-cap U.S. equities and a beta of 1.0 to U.S. Treasury securities (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta, however, is expected to fluctuate and will generally fall within a range of 0.8 to 1.2 for each asset class.

Beta: If the Fund achieves a beta of 1.0 to each asset class over a particular month, the performance of the Fund would be expected to closely match the combined performance of large-cap U.S. equities and performance of U.S. Treasury securities over that period. A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to that asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class.

Equity Strategy

To seek its targeted equity beta levels, the Fund seeks to capture the performance of large-cap U.S. stocks (“Equity Strategy”). To do so, the Fund may invest in large-cap equity index futures, ETFs providing exposure to large-cap equity indices and options on such ETFs, and large-cap equity index swaps. With respect to the ETFs selected, low-cost ETFs that have ample liquidity will be favored.

U.S. Treasury Strategy

To seek its targeted U.S. Treasury securities beta levels, the Fund seeks to capture the performance of U.S. Treasury securities (“U.S. Treasury Strategy”). To do so, the Fund may obtain such exposure through investments in US. Treasury futures contracts, ETFs that principally invest in U.S. Treasury securities and options on such ETFs, and swaps on U.S. Treasury securities or U.S. Treasury security indices. With respect to the ETFs selected, low-cost ETFs that have ample liquidity will be favored. The U.S. Treasury Strategy will generally have an average duration of at least 10 years..

Use of Derivatives

Through the Fund’s use of derivatives, the Fund provides leveraged exposure to a combination of large-cap U.S. equities and U.S. Treasury securities.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF or a related index. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF investments may include leveraged ETFs (i.e., ETFs that seek to provide amplified long exposure to a reference asset).

Options Premium Strategies

While targeting beta exposures, the Fund seeks to generate option premiums. The Fund primarily does so through the use of options strategies involving options contracts on certain of its holdings selected in accordance with the Equity Strategy and U.S. Treasury Strategy (the “Underlying Securities”).

The Fund collects options premiums from selling (writing) options. Generally speaking, the Fund sells (writes) options on the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s options strategies.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify Chaos Advisors, LLC (“Quantify), an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to large-cap U.S. equities and U.S. Treasury securities. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta targets for each asset class. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Please be aware that with respect to the Fund’s concurrent exposure to large-cap U.S. equities and U.S. Treasury securities:

●	These asset classes may be correlated or uncorrelated depending on market conditions;

●	The pairing of these asset classes may increase volatility relative to single-asset strategies; and

●	There is no assurance of diversification benefits.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to large-cap U.S. equities and U.S. Treasury securities.
IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to bitcoin (the “Bitcoin Strategy”) while opportunistically seeking to harvest (capture), through a long/short options strategy, premiums and discounts in companies that hold significant amounts of bitcoin on their balance sheets (“Bitcoin Treasury Companies”) (the “Bitcoin Treasury Strategy”). In this context, a premium occurs when a Bitcoin Treasury Company trades at a market value that is greater than the value of its underlying bitcoin holdings, while a discount occurs when it trades at a market value that is less than the value of its underlying bitcoin holdings. The Bitcoin Treasury Strategy also seeks to minimize the amount of return of capital in the distributions it generates for the Fund.

On average, the Fund intends to target a beta of 1.0 to bitcoin through its long exposure to bitcoin and long/short exposure to Bitcoin Treasury Companies (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta to bitcoin, however, is expected to fluctuate and will generally fall within a range of 0.7 to 1.3.

Beta: A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to such asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to such asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class. If the Fund were to achieve its target beta of 1.0 to bitcoin over a particular period, the performance of the Fund would be expected to closely match the price return of bitcoin over that same period.

Bitcoin Strategy

To seek its targeted bitcoin beta level, the Fund seeks to capture the price return of bitcoin. To do so, the Fund will invest in bitcoin futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to bitcoin, and options and swaps on such ETFs and ETPs. With respect to the ETFs and ETPs selected, low-cost bitcoin ETFs and ETPs that have ample liquidity will be favored.

The Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

Bitcoin Treasury Strategy

The Fund, through its Bitcoin Treasury Strategy, seeks to gain investment exposure to Bitcoin Treasury Companies via options contracts. The Bitcoin Treasury Strategy uses a measure known as “mNAV,” or multiple to net asset value.

mNAV: For a Bitcoin Treasury Company, the measure of mNAV compares the company’s market value to the value of its bitcoin holdings. An mNAV equal to 1.0 means the market is valuing the company in line with the value of its underlying bitcoin holdings. An mNAV greater than 1.0 indicates that the market is assigning additional value to the company’s business strategy or management, beyond the value of its bitcoin holdings. By contrast, an mNAV below 1.0 suggests the company may be trading at a discount relative to the value of its bitcoin holdings.

Under the Bitcoin Treasury Strategy, the Fund may use options to take short positions in Bitcoin Treasury Companies with mNAVs greater than 1.0, to seek to generate income from option premiums and/or to benefit if such companies revert toward valuations closer to the value of their bitcoin holdings. Conversely, the Fund may use options to take long positions in Bitcoin Treasury Companies with mNAVs below 1.0, to seek to benefit if such companies increase in value relative to their underlying bitcoin holdings.

Bitcoin Treasury Companies may include companies of all market capitalizations and my also include issuers located in foreign countries.

The Fund will pursue its Bitcoin Treasury Strategy only when Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, determines that attractive opportunities are available.

Derivatives Use

Through the Fund’s use of derivatives in both its Bitcoin Strategy and Bitcoin Treasury Strategy, the Fund provides leveraged exposure to a combination of bitcoin and Bitcoin Treasury Companies.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF or ETP. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF and ETP investments may include leveraged ETFs and ETPs (i.e., ETFs and ETPs that seek to provide amplified long exposure to a reference asset).

Cayman Subsidiary:

The Fund intends to gain exposure to certain investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., bitcoin futures), by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Fund’s investment sub-advisers, Convexitas and Quantify Chaos Advisors, LLC (“Quantify). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

Unlike the Fund, the Subsidiary may invest without limitation in these investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify, an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and/or Bitcoin Treasury Companies. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta target. However, between reallocation dates, the Fund’s realized beta may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

It is expected that one or more ETPs utilized by the Fund to implement its strategies will not be registered as an investment company subject to the 1940 Act. This subjects the Fund to certain risks as described further in the section below titled “Principal Investment Risks.”

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.

2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.

3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.

4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.

5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to bitcoin and/or Bitcoin Treasury Companies.
IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to provide exposure to a select group of crypto assets (described below) (the “Crypto Strategy”) while opportunistically seeking to harvest (capture), through a long/short options strategy, premiums and discounts in companies that hold significant amounts of such crypto assets on their balance sheets (“Crypto Treasury Companies”) (the “Crypto Treasury Strategy”). In this context, a premium occurs when a Crypto Treasury Company trades at a market value that is greater than the value of its underlying crypto asset holdings, while a discount occurs when it trades at a market value that is less than the value of its underlying crypto asset holdings. The Crypto Treasury Strategy also seeks to minimize the amount of return of capital in the distributions it generates for the Fund.

On average, the Fund intends to target a beta of 1.0 to a select group of crypto assets (described below) through its long exposure to these crypto assets and long/short exposure to Crypto Treasury Companies (beta refers to the sensitivity of an investment’s return to movements in a particular market or asset class). The Fund’s realized beta to the select group of crypto assts (described below), however, is expected to fluctuate and will generally fall within a range of 0.7 to 1.3.

Beta: A beta higher than 1.0 to a particular asset class would mean the Fund’s return with respect to such asset class (positive or negative) would be expected to exceed the return (positive or negative) of that asset class. Conversely, a beta lower than 1.0 to a particular asset class would mean the Fund’s return with respect to such asset class (positive or negative) would be expected to trail the return (positive or negative) of that asset class. If the Fund were to achieve its target beta of 1.0 to the select group of crypto assets over a particular period, the performance of the Fund would be expected to closely match the price return of these crypto assets over that same period.

Crypto Strategy

To seek its targeted crypto asset beta level, the Fund seeks to capture the price return of bitcoin and the price return of ether. To do so, the Fund will invest in bitcoin futures contracts, ether futures contracts, ETFs and other exchange-traded products (“ETPs”) that provide exposure to bitcoin and either, and options and swaps on such ETFs and ETPs. With respect to the ETFs and ETPs selected, low-cost ETFs and ETPs that have ample liquidity will be favored. For purposes of the Fund’s beta target, the Fund’s allocation to bitcoin will typically range between 50% and 85% of the portfolio and the allocation to ether will typically range between 15% and 50% of the portfolio.

The Fund does not invest directly in bitcoin, ether or any other digital assets. Investors seeking direct exposure to the price of bitcoin or ether should consider an investment other than the Fund.

Crypto Treasury Strategy

The Fund, through its Crypto Treasury Strategy, seeks to gain investment exposure to Crypto Treasury Companies via options contracts. The Crypto Treasury Strategy uses a measure known as “mNAV,” or multiple to net asset value.

mNAV: For a Crypto Treasury Company, the measure of mNAV compares the company’s market value to the value of its crypto asset holdings. An mNAV equal to 1.0 means the market is valuing the company in line with the value of its underlying crypto asset holdings. An mNAV greater than 1.0 indicates that the market is assigning additional value to the company’s business strategy or management, beyond the value of its crypto asset holdings. By contrast, an mNAV below 1.0 suggests the company may be trading at a discount relative to the value of its crypto asset holdings.

Under the Crypto Treasury Strategy, the Fund may use options to take short positions in Crypto Treasury Companies with mNAVs greater than 1.0, to seek to generate income from option premiums and/or to benefit if such companies revert toward valuations closer to the value of their crypto asset holdings. Conversely, the Fund may use options to take long positions in Crypto Treasury Companies with mNAVs below 1.0, to seek to benefit if such companies increase in value relative to their underlying crypto asset holdings.

Crypto Treasury Companies may include companies of all market capitalizations and may also include issuers located in foreign countries.

The Fund will pursue its Crypto Treasury Strategy only when Convexitas, LLC (“Convexitas”), an investment sub-adviser to the Fund, determines that attractive opportunities are available.

Derivatives Use

Through the Fund’s use of derivatives in both its Crypto Strategy and Crypto Treasury Strategy, the Fund provides leveraged exposure to a combination of crypto assets and Crypto Treasury Companies.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. In addition, the Fund may use options to continuously maintain indirect exposure to an ETF or ETP. As the options contracts it holds are exercised or expire, the Fund may enter into new options contracts, a practice referred to as “rolling.” As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s ETF and ETP investments may include leveraged ETFs and ETPs (i.e., ETFs and ETPs that seek to provide amplified long exposure to a reference asset).

Cayman Subsidiary

The Fund intends to gain exposure to certain investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., bitcoin futures), by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Fund’s investment sub-advisers, Convexitas and Quantify Chaos Advisors, LLC (“Quantify). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

Unlike the Fund, the Subsidiary may invest without limitation in these investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Quantify, an investment sub-adviser to the Fund, determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to crypto assets and/or Crypto Treasury Companies. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s portfolio holdings are reallocated at least monthly to seek to maintain the Fund’s beta target. However, between reallocation dates, the Fund’s realized beta may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

It is expected that one or more ETPs utilized by the Fund to implement its strategies will not be registered as an investment company subject to the 1940 Act. This subjects the Fund to certain risks as described further in the section below titled “Principal Investment Risks.”

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.

2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.

3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.

4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.

5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Information About Ether

As noted above, the Fund does not invest directly in ether or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund.

Ether Description

Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body.

The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind bitcoin.

Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.

Ethereum Network

The infrastructure of the Ethereum Network is collectively maintained by participants in the Ethereum Network, which include validators, developers, and users. Validators validate transactions and are currently compensated for that service in ether, as determined by the Ethereum Protocol. Developers maintain and contribute updates to the Ethereum Network’s source code. Users access the Ethereum Network using open-source software. Anyone can be a user, developer, or validator.

Ethereum Protocol

The Ethereum Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. Because there is no central authority, the release of updates to the Ethereum Protocol source code by developers does not guarantee that the updates will be automatically adopted by the other participants. Users and validators must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those ether users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the Ethereum Network only if it is accepted by validators that collectively represent a supermajority (two-thirds) of the cumulative validations on the Ethereum blockchain.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to crypto assets and/or Crypto Treasury Companies.